EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
EVENTS AFTER THE BALANCE SHEET DATE	EVENTS AFTER THE BALANCE-SHEET DATE
Subsequent event – non‑adjusting: After 31 December 2025, Sunrise announced a restructuring programme. As the affected employees were informed in February 2026, no provision was recognised at year‑end. The estimated restructuring provision to be recognised in 2026 is approximately CHF 26 million.